Statement of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit During Development Stage	Total
Beginning Balance, Shares at Jun. 10, 2009
Beginning Balance, Amount at Jun. 10, 2009
July 21, 2009 - Common Shares issued for cash at $.001, shares	5,000,000
July 21, 2009 - Common Shares issued for cash at $.001, amount	$ 5,000	$ (2,500)		$ 2,500
August 14, 2009 - Common Shares issued for cash at $.008, shares	1,350,000
August 14, 2009 - Common Shares issued for cash at $.008, amount	$ 1,350	4,050		5,400
August 27, 2009 - Common Shares issued for cash at $.01, shares	900,000
August 27, 2009 - Common Shares issued for cash at $.01, amount	$ 900	$ 3,600		4,500
Net (Loss)			$ (768)	(768)
Ending Balance, Shares at Aug. 31, 2009	7,250,000
Ending Balance, Amount at Aug. 31, 2009	$ 7,250	$ 5,150	$ (768)	$ 11,632
Beginning Balance, Shares at Jun. 10, 2009
Beginning Balance, Amount at Jun. 10, 2009
Net (Loss)				$ (2,056,290)
Ending Balance, Shares at Aug. 31, 2014	10,880,796
Ending Balance, Amount at Aug. 31, 2014	$ 10,881	$ 21,547,848	$ (2,056,290)	19,502,439
Beginning Balance, Shares at Aug. 31, 2009	7,250,000
Beginning Balance, Amount at Aug. 31, 2009	$ 7,250	5,150	$ (768)	11,632
October 2, 2009 - Common Shares issued for cash at $.01, shares	2,520,000
October 2, 2009 - Common Shares issued for cash at $.01, amount	$ 2,520	$ 10,080		12,600
Net (Loss)			$ (1,897)	(1,897)
Ending Balance, Shares at Aug. 31, 2010	9,770,000
Ending Balance, Amount at Aug. 31, 2010	$ 9,770	$ 15,230	(2,665)	22,335
Net (Loss)			(8,105)	(8,105)
Ending Balance, Shares at Aug. 31, 2011	9,770,000
Ending Balance, Amount at Aug. 31, 2011	$ 9,770	$ 15,230	$ (10,770)	14,230
Forgiveness of debt - Officer Loan		3,000		$ 3,000
Retirement of common stock - Former director, shares	(3,333,333)
Retirement of common stock - Former director, amount	$ (3,333)	$ 3,333
Net (Loss)			$ (17,230)	$ (17,230)
Ending Balance, Shares at Aug. 31, 2012	6,436,667
Ending Balance, Amount at Aug. 31, 2012	$ 6,437	$ 21,563	$ (28,000)
August 27, 2013 - Purchase of Mix1 assets, shares	3,333,333
August 27, 2013 - Purchase of Mix1 assets, amount	$ 3,333	$ 19,876,667		$ 19,880,000
Net (Loss)			$ (32,771)	(32,771)
Ending Balance, Shares at Aug. 31, 2013	9,770,000
Ending Balance, Amount at Aug. 31, 2013	$ 9,770	$ 19,898,230	$ (60,771)	19,847,229
Common Stock issued for Cash at $1.50 per Share - net of issuance costs of $44,000, shares	495,000
Common Stock issued for Cash at $1.50 per Share - net of issuance costs of $44,000, amount	$ 495	698,005		698,500
Common Stock issued for Services - Related Party, shares	167,139
Common Stock issued for Services - Related Party, amount	$ 167	295,542		295,709
Common Stock issued for Services, shares	11,353
Common Stock issued for Services, amount	$ 11	37,269		37,280
Common Stock issued for Directors & Officers Fees, shares	63,333
Common Stock issued for Directors & Officers Fees, amount	$ 64	148,935		$ 148,999
Common Stock issued for Exercise of Warrants, shares	373,971
Common Stock issued for Exercise of Warrants, amount	$ 374	(374)
Value of Beneficial Conversion of Notes Payable		194,445		$ 194,445
Value of Warrants issued with Convertible Debt		$ 275,796		275,796
Net (Loss)			$ (1,995,519)	(1,995,519)
Ending Balance, Shares at Aug. 31, 2014	10,880,796
Ending Balance, Amount at Aug. 31, 2014	$ 10,881	$ 21,547,848	$ (2,056,290)	19,502,439
Net (Loss)				(2,412,597)
Ending Balance, Amount at Feb. 28, 2015				$ 18,226,663